Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest and Fee Income
Loans, including fees	$ 9,157,672	$ 9,370,899
Debt securities
Taxable	225,722	238,419
Tax-exempt	1,525,723	1,554,595
Mortgage-backed securities	981,032	877,300
Other	1,759	36,552
Total interest income	11,891,908	12,077,765
Interest Expense
Deposits	1,436,803	1,766,740
Short-term borrowings	5,085	8,175
Federal Home Loan Bank advances	9,570	6,356
Total interest expense	1,451,458	1,781,271
Net Interest Income	10,440,450	10,296,494
Provision for Loan Losses	240,000	170,000
Net Interest Income After Provision for Loan Losses	10,200,450	10,126,494
Noninterest Income
Fiduciary activities	290,681	252,831
Commission income	1,201,869	1,056,380
Service charges on deposit accounts	714,425	826,082
Mortgage banking operations, net	124,564	238,974
Net realized gains on sales of available-for-sale securities	408,753	897,901
Loan servicing fees	361,586	372,219
Increase in cash surrender value of life insurance	185,986	194,841
ATM and bank card interchange income	494,360	430,639
Other	136,875	173,003
Total noninterest income	3,919,099	4,442,870
Noninterest Expense
Salaries and employee benefits	6,480,468	6,501,277
Occupancy and equipment	974,361	1,021,638
Data processing and telecommunications	531,554	624,134
Professional	532,096	283,447
Marketing	112,713	133,421
Postage and office supplies	235,090	266,128
Deposit insurance premium	153,137	156,125
ATM and bank card expense	282,574	245,448
Other	910,756	935,802
Total noninterest expense	10,212,749	10,167,420
Income Before Income Taxes	3,906,800	4,401,944
Provision for Income Taxes	934,046	1,188,299
Net Income	$ 2,972,754	$ 3,213,645
Basic Earnings Per Share (in dollars per share)	$ 1.66	$ 1.73
Diluted Earnings Per Share (in dollars per share)	$ 1.65	$ 1.73
Cash Dividends Per Share (in dollars per share)	$ 0.32	$ 0.31